As filed with the Securities and Exchange Commission on November 21, 2013
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 987	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 987	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 20, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 987 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 20, 2013, the effectiveness of the registration statement for the iShares Australian Dollar ETF, iShares British Pound ETF, iShares Canadian Dollar ETF, iShares Chinese Offshore Renminbi ETF, iShares Euro ETF, iShares Japanese Yen ETF, iShares Mexican Peso ETF, iShares New Zealand Dollar ETF, iShares Norwegian Krone ETF, iShares Singapore Dollar ETF, iShares Swedish Krona ETF, iShares Swiss Franc ETF, iShares Thai Offshore Baht ETF and iShares Turkish Lira ETF (the “Funds”), filed in Post-Effective Amendment No. 937 on July 30, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
962	September 27, 2013	October 25, 2013
976	October 24, 2013	November 22, 2013

This Post-Effective Amendment No. 987 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 937.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 987 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 21st day of November, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: November 21, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 987 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: November 21, 2013

John E. Martinez*
Trustee

Date: November 21, 2013

George G.C. Parker*
Trustee

Date: November 21, 2013

Cecilia H. Herbert*
Trustee

Date: November 21, 2013

Charles A. Hurty*
Trustee

Date: November 21, 2013

John E. Kerrigan*
Trustee

Date: November 21, 2013

Robert H. Silver*
Trustee

Date: November 21, 2013

Robert S. Kapito*
Trustee

Date: November 21, 2013

Madhav V. Rajan*
Trustee

Date: November 21, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: November 21, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 21, 2013

*
Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to  Post-Effective Amendment No. 908, filed June 20, 2013.